Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 74,623		$ 146,514		$ 756
Restricted cash	125,905		171,487	[1]	307,826	[1]
Short term investment	7,028,594		7,028,594
Notes receivable					15,493
Accounts receivable, net	145,407		64,159		991,212
Retention receivables-current, net	80,450		3,738		212,163
Inventories, net	1,343,441		1,428,197		2,813,699
Prepaid expenses and other current assets	1,609,256		1,560,119		1,114,474
Deferred offering costs					231,316
TOTAL CURRENT ASSETS	10,477,473		10,471,308		5,687,188
NON-CURRENT ASSETS
Retention receivables, net	8,478		8,569		1,823,187
Property, plant and equipment, net	991,236		855,190		13,134,762
Intangible assets, net			2,673		25,634
Operating lease right-of-use asset	15,638,091		15,207,546		16,607,520
Finance lease right-of-use asset	72,250		85,801		126,201
Other non-current assets					98,593
TOTAL ASSETS	27,187,528		26,631,087		37,503,085
CURRENT LIABILITIES
Current portion of long-term loan payable	488,581		479,498		492,965
Accounts payable	1,143,934		1,072,090		1,176,850
Amounts due to related parties	259,949		115,313		160,438
Contract liabilities	4,103,847		3,878,202		3,893,986
Accrued expenses and other current liabilities	6,579,575		6,325,810		3,799,292
Product warranty provision-current	1,398,852		1,368,031		2,008,484
Operating lease liabilities-current	54,879				1,578,006
Finance lease liability-current					155,842
TOTAL CURRENT LIABILITIES	22,754,159		20,361,778		14,972,816
NON-CURRENT LIABILITIES
Long-term loan payable					246,482
Product warranty provision-non current	454,974		642,176		916,586
Operating lease liability-non current	23,237,507		21,946,223		20,388,865
Financial lease liability-non current	137,852		131,635
TOTAL LIABILITIES	46,584,492		43,081,812		36,524,749
SHAREHOLDERS’ DEFICIT
Additional paid in capital	51,070,104	[2]	51,070,184	[3]	38,502,520	[3]
Statutory reserve	708,470		708,470		708,470
Accumulated deficit	(71,559,172)		(68,903,695)		(38,790,191)
Accumulated other comprehensive income	382,963		673,725		557,087
TOTAL SHAREHOLDERS’ DEFICIT	(19,396,964)		(16,450,725)		978,336
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	27,187,528		26,631,087		37,503,085
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Common stock value	613	[2]	533	[3]	392	[3]
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Common stock value	58	[2]	58	[3]	58	[3]
Related Party [Member]
CURRENT ASSETS
Amounts due from related parties	69,797		68,500		249
CURRENT LIABILITIES
Short term loans	1,852,431		561,698		563,388
Nonrelated Party [Member]
CURRENT LIABILITIES
Short term loans	$ 6,872,111		$ 6,561,136		$ 1,143,565

[1]	This frozen amount is due to the court order primarily resulted from the legal proceedings related to the contract disputes with customers (See Note 22-ii) Litigation.
[2]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.
[3]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.